Defined Benefit Pension Plan - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Defined Benefit Pension Plan [Abstract]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 4.1	$ 4.0